Trade payables (Tables)	12 Months Ended
Mar. 31, 2025
Trade and other payables [abstract]
Summary of Trade payables

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Current
Trade payables	9,094	8,173	96
Total	9,094	8,173	96